STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)				3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 16, 2016	Aug. 27, 2015	May 18, 2015	Mar. 31, 2017	Mar. 31, 2016		Oct. 17, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Common stock, authorized				100,000,000				100,000,000	100,000,000	100,000,000
Common stock par value (in dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued				55,454,000				44,784,000	55,454,000	44,784,000
Common stock, outstanding				55,454,000				44,784,000	55,454,000	44,784,000
Number of common stock issued				5,000,000					5,000,000
Value of common stock issued									$ 375,000
Total consideration									$ 2,032,275	$ 491,862
Preferred stock, authorized				25,000,000				25,000,000	25,000,000	25,000,000
Preferred stock par value (in dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Number of common stock returned				4,975,000					4,975,000
Number of common stock held				25,000					25,000
Share based expenses					$ 108,000	[1]			$ 144,000	$ 288,000	[1]
Date of acquisition agreement									May 12, 2016
Proceeds on common stock issued, net of expenses									$ 375,000	2,990,000	[1]
Share issue expenses										388,700
Notes payable				562,750				$ 103,320	$ 526,750	103,320
Asiya Pearls, Inc [Member]
Number of common stock issued									5,000,000
Number of capital stock converted into each common stock									2
Number of common stock returned									4,975,000
Number of common stock held									25,000
Restricted Stock [Member]
Share based expenses				$ 0	$ 108,000				$ 144,000	288,000
Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. and Robert Skaff [Member] | Consulting Agreements [Member]
Number of share converted	5,145,000
Amount of shares converted	$ 2,032,275
QPAGOS Corporation - Parent Company [Member]
Share based expenses										288,000
Proceeds on common stock issued, net of expenses										2,990,000
QPAGOS Corporation - Parent Company [Member] | Convertible Notes Payable [Member]
Notes payable												$ 2,324,422
QPAGOS Corporation - Parent Company [Member] | Subscription Agreement [Member]
Number of common stock issued							500,000
Value of common stock issued							$ 375,000
QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Share based expenses									$ 0	$ 0
QPAGOS Corporation - Parent Company [Member] | Consultants and Advisors [Member]
Number of share issued for services		9,238,628								4,918,628
Number of shares pre merger		4,619,314								2,459,314
Total consideration										$ 491,862
Common shares per unit (in dollars per share)								$ 0.10		$ 0.10
Common shares pre merger (in dollars per share)								0.20		$ 0.20
QPAGOS Corporation - Parent Company [Member] | Consultants and Advisors [Member] | Reverse Merger Transaction [Member]
Number of share issued for services										1,667,150
Number of shares pre merger										833,575
Common shares per unit (in dollars per share)								0.10		$ 0.10
Common shares pre merger (in dollars per share)								0.20		$ 0.20
QPAGOS Corporation - Parent Company [Member] | Consultants and Advisors [Member] | Restricted Stock [Member]
Number of share issued for services										4,320,000
Number of shares pre merger										2,160,000
Total consideration										$ 432,000
Common shares per unit (in dollars per share)								0.10		$ 0.10
Common shares pre merger (in dollars per share)								$ 0.20		$ 0.20
QPAGOS Corporation - Parent Company [Member] | Placement Agent [Member] | Private Placement Agreement [Member]
Percentage of fee received on gross proceeds			10.00%
Percentage of expense recovery fee			3.00%
Description of issuance of warrrants			The Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.
QPAGOS Corporation - Parent Company [Member] | Placement Agent [Member] | Warrant [Member] | Private Placement Agreement And Individual Securities Purchase Agreements [Member]
Number of pre-merger common units acquired								1,435,200		1,435,200
Number of pre-merger common units								717,600		717,600
QPAGOS Corporation - Parent Company [Member] | Placement Agent [Member] | Warrant [Member] | Private Placement Agreement [Member]
Number of pre-merger common units acquired								717,600		717,600
Number of pre-merger common units								358,800		358,800
Common shares per unit acquired (in dollars per share)								$ 0.625		$ 0.625
Common shares per unit (in dollars per share)								$ 1.25		1.25
Description of each unit								Each unit consisting of a warrant to purchase one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share.
Fair value of warrants								$ 0.464		$ 0.464
QPAGOS Corporation - Parent Company [Member] | Debt Holder [Member] | Reverse Merger Transaction [Member]
Number of pre-merger common units acquired								29,094,222		29,094,222
Number of pre-merger common units								14,547,111		14,547,111
Common shares per unit (in dollars per share)								$ 0.10		$ 0.10
Common shares pre merger (in dollars per share)								$ 0.20		$ 0.20
Notes payable								$ 2,909,423		$ 2,909,423
QPAGOS Corporation - Parent Company [Member] | Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. and Robert Skaff [Member] | Consulting Agreements [Member]
Number of share issued for services	2,572,500
QPAGOS Corporation - Parent Company [Member] | Mr. Gaston Pereira [Member] | Restricted Stock [Member] | Employment Agreement [Member]
Number of common stock issued										2,880,000
Value of common stock issued										$ 288,000
Number of shares pre merger										1,440,000
Description of vesting										These shares are restricted and were fully vested April 30, 2016
Common shares per unit acquired (in dollars per share)								$ 0.10		$ 0.10
QPAGOS Corporation - Parent Company [Member] | Chief Operating Officer [Member] | Restricted Stock [Member] | Employment Agreement [Member]
Number of common stock issued										1,440,000
Value of common stock issued										$ 144,000
Number of shares pre merger										720,000
Description of vesting										These shares are restricted and were fully vested April 30, 2016
Common shares per unit acquired (in dollars per share)								$ 0.10		$ 0.10
Qpagos Corporation [Member]
Common stock par value (in dollars per share)				$ 0.0001
Number of common stock others									2
Number of common stock held				49,929,000					49,929,000
Percentage of outstanding shares				91.00%					91.00%
Date of acquisition agreement				May 12, 2016					May 12, 2016
Qpagos Corporation [Member] | Investor [Member] | Private Placement Agreement And Individual Securities Purchase Agreements [Member]
Number of pre-merger common units acquired								4,784,000		4,784,000
Number of pre-merger common units								2,392,000		2,392,000
Common shares per unit acquired (in dollars per share)								$ 0.625		$ 0.625
Common shares per unit (in dollars per share)								$ 1.25		$ 1.25
Description of each unit								Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-merger) per share.
Proceeds on common stock issued, net of expenses								$ 2,601,300
Share issue expenses								$ 388,700

[1]	As Restated